Pension and Other Retiree Benefits (Accumulated Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 191.7	$ 171.9
Accumulated benefit obligation	189.8	171.9
Fair value of plan assets	135.4	119.1
International
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	349.6	272.8
Accumulated benefit obligation	335.3	260.2
Fair value of plan assets	$ 300.6	$ 230.9